SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Significant Accounting Policies [Line Items]
Interest expenses incurred	$ 220,974,000	$ 183,647,000	$ 120,021,000
Interest expenses capitalized	96,884,000	30,987,000	10,410,000
Amortization of deferred financing cost, capitalized	0	0	0
Impairment loss recognized on property and equipment	(4,146,000)	0	0
Amortization of deferred financing costs	28,055,000	18,159,000	13,272,000
Gaming taxes	2,275,610,000	2,479,958,000	2,024,697,000
Total advertising and promotional expenses	$ 47,906,000	43,403,000	$ 40,854,000
Percentage of tax benefit greater than likelihood	50.00%
Deferred financing costs, net	$ 3,089,000	5,078,000
Current portion of unamortized deferred financing costs	1,653,000	2,515,000
Adjustments for New Accounting Pronouncement [Member] | Scenario, Previously Reported [Member] | Long Term Prepayment Deposits and Other Assets [Member]
Schedule Of Significant Accounting Policies [Line Items]
Deferred financing costs, net	3,089,000	5,078,000
Adjustments for New Accounting Pronouncement [Member] | Scenario, Previously Reported [Member] | Long Term Debt Net [Member]
Schedule Of Significant Accounting Policies [Line Items]
Deferred financing costs, net	170,130,000	106,838,000
Adjustments for New Accounting Pronouncement [Member] | Scenario, Previously Reported [Member] | Current Portion of Long Term Debt Net [Member]
Schedule Of Significant Accounting Policies [Line Items]
Deferred financing costs, net	1,653,000	2,515,000
Adjustments for New Accounting Pronouncement [Member] | Restatement Adjustment [Member] | Long Term Prepayment Deposits and Other Assets [Member]
Schedule Of Significant Accounting Policies [Line Items]
Deferred financing costs, net	3,089,000	5,078,000
Adjustments for New Accounting Pronouncement [Member] | Restatement Adjustment [Member] | Long Term Debt Net [Member]
Schedule Of Significant Accounting Policies [Line Items]
Non-current portion of unamortized deferred financing costs	170,130,000	106,838,000
Adjustments for New Accounting Pronouncement [Member] | Restatement Adjustment [Member] | Current Portion of Long Term Debt Net [Member]
Schedule Of Significant Accounting Policies [Line Items]
Current portion of unamortized deferred financing costs	$ 1,653,000	$ 2,515,000
Share options [Member]
Schedule Of Significant Accounting Policies [Line Items]
Outstanding shares excluded from the computation of diluted net income	2,519,037	0	1,901,136
Restricted shares [Member]
Schedule Of Significant Accounting Policies [Line Items]
Outstanding shares excluded from the computation of diluted net income	701,681	0	0